Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 31, 2016	Oct. 11, 2016	Aug. 23, 2016	May 20, 2016	Dec. 31, 2015	Nov. 13, 2015	Aug. 21, 2015	May 27, 2015	Dec. 23, 2014	Nov. 26, 2014	Aug. 28, 2014	May 23, 2014
Dividends declared
Dividend per Share, declared			$ 0.38	$ 0.38	$ 0.50	$ 0.35	$ 0.32	$ 0.32	$ 0.30	$ 0.30	$ 0.20	$ 0.16
Subsequent event
Dividends declared
Dividend per Share, declared		$ 0.30
Subsequent event | Former SLD Common Shareholders
Business combination equity transfers
Combined Company stockholders' equity held (as a percent)	86.00%
Subsequent event | ZFC Shareholders
Business combination equity transfers
Combined Company stockholders' equity held (as a percent)	14.00%
Subsequent event | 12.5% Series A Cumulative Non-Voting Preferred Stock
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Aggregate redemption price	$ 0.1
Subsequent event | ZFC | Common Stock | Former SLD Common Shareholders
Business combination equity transfers
Shares or units issued	25,870,420
Subsequent event | ZFC | Common Stock | ZFC Shareholders
Business combination equity transfers
Shares repurchased	4,185,478
Purchase price per share	$ 15.37
Subsequent event | ZFC | OP Units | Former SLD OP Unit Holders
Business combination equity transfers
Shares or units issued	2,288,663